Basis Of Preparation_According To The Financial Assessment The Group Owns Loss Allowance2(Details) ₩ in Millions	Dec. 31, 2017 KRW (₩)
Disclosure Of Impact Of Change In Impairment LineItems[Line Items]
Loss allowance in accordance with IAS 39(a)	₩ 2,484,738
Loss allowance in accordance with IFRS 9(b)	3,027,277
Difference (b)-(a)	542,539
Financial Assets Member [Domain]
Disclosure Of Impact Of Change In Impairment LineItems[Line Items]
Loss allowance in accordance with IAS 39(a)	2,215,045
Loss allowance in accordance with IFRS 9(b)	2,726,772
Difference (b)-(a)	511,727
Due from financial institutions | Measured at amortized cost
Disclosure Of Impact Of Change In Impairment LineItems[Line Items]
Loss allowance in accordance with IFRS 9(b)	1,797
Difference (b)-(a)	1,797
Loans | Measured at amortized cost
Disclosure Of Impact Of Change In Impairment LineItems[Line Items]
Loss allowance in accordance with IAS 39(a)	2,064,469
Loss allowance in accordance with IFRS 9(b)	2,608,937
Difference (b)-(a)	544,468
Loans | Recognized at fair value through profit or loss
Disclosure Of Impact Of Change In Impairment LineItems[Line Items]
Loss allowance in accordance with IAS 39(a)	45,763
Difference (b)-(a)	(45,763)
Other financial assets | Measured at amortized cost
Disclosure Of Impact Of Change In Impairment LineItems[Line Items]
Loss allowance in accordance with IAS 39(a)	104,813
Loss allowance in accordance with IFRS 9(b)	109,899
Difference (b)-(a)	5,086
Debt Securities | Measured at amortized cost
Disclosure Of Impact Of Change In Impairment LineItems[Line Items]
Loss allowance in accordance with IFRS 9(b)	176
Difference (b)-(a)	176
Debt Securities | Recognized at fair value through other comprehensive income
Disclosure Of Impact Of Change In Impairment LineItems[Line Items]
Loss allowance in accordance with IFRS 9(b)	4,433
Difference (b)-(a)	4,433
Financial assets held-to-maturity debt securities | Measured at amortized cost
Disclosure Of Impact Of Change In Impairment LineItems[Line Items]
Loss allowance in accordance with IFRS 9(b)	1,530
Difference (b)-(a)	1,530
Unused Commitment and Gurantee
Disclosure Of Impact Of Change In Impairment LineItems[Line Items]
Loss allowance in accordance with IAS 39(a)	267,011
Loss allowance in accordance with IFRS 9(b)	295,648
Difference (b)-(a)	28,637
Financial guarantee contrancts
Disclosure Of Impact Of Change In Impairment LineItems[Line Items]
Loss allowance in accordance with IAS 39(a)	2,682
Loss allowance in accordance with IFRS 9(b)	4,857
Difference (b)-(a)	₩ 2,175